INVENTORIES - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Classes of current inventories [abstract]
Inventory expensed in cost of sales	$ 58,605	$ 42,872
Inventory write-down, provision, and plant waste included in cost of sales	(26,177)	(45,270)
Inventory write-down and provision relating to excess and unsaleable inventories	(15,039)	(32,831)
Inventory write-down related to adjustments to net realizable value	$ 4,865	2,753
Inventory write-off		$ 5,048